Other receivables	12 Months Ended
Dec. 31, 2023
Other Receivables
Other receivables

Note 4 – Other receivables

Other receivables consisted of the following as of December 31, 2023 and December 31, 2022.

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Other receivables	$-	$6,898
Deposits	$10,291	$4,930
Prepayments	$11,374	$3,318
Total other receivables	$21,665	$15,146

As of December 31, 2023 and 2022, the amount of $21,665 and $15,146 respectively on other receivables are receivables for non-related party transactions and outstanding balances.